Description of Business - Related Parties - Navios Europe II (Details)	6 Months Ended	7 Months Ended
	Jun. 30, 2017	Dec. 31, 2015	Feb. 18, 2015
Navios Europe II
Related Party Transaction [Line Items]
Number of vessels		14
Navios Europe II
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Europe II | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe II | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe II | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held	0.00%
Dry bulkers vessels | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels	7
Container vessels | Navios Europe II
Related Party Transaction [Line Items]
Number of vessels	7